UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Intermediate Income Trust

4/30/10

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders - the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® Intermediate Income Trust

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	44.1%
Non-U.S. Government Bonds	29.4%
Mortgage-Backed Securities	10.2%
Emerging Markets Bonds	9.9%
U.S. Government Agencies	3.3%
Commercial Mortgage-Backed Securities	2.0%
High Yield Corporates	0.8%
Asset-Backed Securities	0.4%
Collateralized Debt Obligations	0.1%
U.S. Treasury Securities	0.1%
Residential Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	29.9%
AA	22.0%
A	19.3%
BBB	27.5%
BB	1.2%
B	0.3%
Other	(0.2)%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	5.2 yrs.

Country weightings (i)
United States	47.0%
United Kingdom	7.9%
Japan	7.8%
Germany	4.2%
France	3.7%
Canada	3.5%
Italy	3.0%
Australia	2.2%
Brazil	2.2%
Other Countries	18.5%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments. MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund’s dollar-weighted average effective maturity will normally be between three and ten years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

The fund seeks to make a monthly distribution at an annual fixed rate of up to 8.50% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since March 2002.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since May 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average daily net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.6%
Issuer	Shares/Par	Value ($)

Asset Backed & Securitized - 2.9%
Anthracite Ltd., “A” CDO, FRN, 0.62%, 2019 (z)	$1,330,898	$944,938
Commercial Mortgage Acceptance Corp., FRN, 1.81%, 2030 (i)	12,046,176	685,629
Compagnie de Financement Foncier, 2.125%, 2013 (z)	1,600,000	1,610,829
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	2,000,000	1,903,205
Daimler Chrysler Auto Trust, “A2B”, FRN, 1.18%, 2011	239,193	239,284
Falcon Franchise Loan LLC, FRN, 3.388%, 2023 (i)(z)	6,877,950	346,649
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	796,540	799,176
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	3,500,000	3,699,050
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,378,217
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,117,176
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	2,220,000	2,383,838
Nationstar Home Equity Loan Trust, FRN, 0.392%, 2036	521,418	481,022
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,991,699
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	2,032,275

		$22,612,987
Broadcasting - 0.2%
CBS Corp., 5.75%, 2020	$940,000	$976,722
WPP Finance, 8%, 2014	812,000	937,545

		$1,914,267
Brokerage & Asset Managers - 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$2,007,000	$2,049,803

Building - 0.6%
CRH America, Inc., 6.95%, 2012	$3,275,000	$3,556,702
CRH PLC, 8.125%, 2018	1,160,000	1,391,640

		$4,948,342
Cable TV - 0.6%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,486,527
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,873,876

		$4,360,403
Chemicals - 1.6%
Dow Chemical Co., 8.55%, 2019	$4,690,000	$5,730,791
Lumena Resources Corp., 12%, 2014 (n)	1,783,000	1,701,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
PPG Industries, Inc., 5.75%, 2013	$3,265,000	$3,566,075
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,574,615

		$12,572,962
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$1,972,189

Conglomerates - 1.3%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,481,691
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,917,253
Textron Financial Corp., 5.125%, 2010	2,600,000	2,633,758

		$10,032,702
Consumer Products - 1.2%
Clorox Co., 5%, 2013	$2,750,000	$2,979,801
Hasbro, Inc., 6.125%, 2014	870,000	965,789
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,522,435
Whirlpool Corp., 8%, 2012	1,885,000	2,068,446

		$9,536,471
Consumer Services - 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,182,064

Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$2,450,000	$2,616,544
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	1,400,000	1,559,489

		$4,176,033
Emerging Market Quasi-Sovereign - 3.3%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$1,430,000	$1,466,176
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,471,187
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	137,310
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,393,870
ELETROBRAS S.A., 6.875%, 2019 (n)	150,000	163,125
Gaz Capital S.A., 8.125%, 2014 (n)	2,036,000	2,247,235
KazMunaiGaz Finance B.V., 7%, 2020 (z)	292,000	297,110
Korea Development Bank, 4.375%, 2015	1,048,000	1,071,879
Korea Expressway Corp., 4.5%, 2015 (n)	1,309,000	1,347,029
Majapahit Holding B.V., 7.75%, 2020 (n)	871,000	952,700
National Agricultural Co., 5%, 2014 (n)	1,502,000	1,569,986
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	785,485
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,076,366
Petroleos Mexicanos, 8%, 2019	776,000	911,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 6%, 2020 (n)	$2,970,000	$3,054,645
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,357,245
Qtel International Finance Ltd., 6.5%, 2014 (n)	734,000	800,334
Qtel International Finance Ltd., 7.875%, 2019	227,000	262,158
Qtel International Finance Ltd., 7.875%, 2019 (n)	613,000	707,942
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,774,558

		$25,848,140
Emerging Market Sovereign - 1.9%
Federative Republic of Brazil, 11%, 2040	$622,000	$832,858
Federative Republic of Brazil, 5.625%, 2041	1,132,000	1,072,570
Republic of Argentina, FRN, 0.389%, 2012	517,200	464,983
Republic of Hungary, 6.25%, 2020	521,000	544,445
Republic of Panama, 9.375%, 2029	1,115,000	1,538,700
Republic of Peru, 9.875%, 2015	485,000	613,525
Republic of Peru, 7.35%, 2025	415,000	483,475
Republic of South Africa, 5.5%, 2020	2,423,000	2,459,345
State of Israel, 5.125%, 2014	5,000,000	5,486,735
State of Qatar, 5.15%, 2014 (n)	1,832,000	1,955,660

		$15,452,296
Energy - Independent - 0.6%
EnCana Corp., 6.5%, 2019	$2,110,000	$2,391,588
Questar Market Resources, Inc., 6.8%, 2020	1,979,000	2,056,296
Talisman Energy, Inc., 7.75%, 2019	480,000	585,469

		$5,033,353
Energy - Integrated - 1.2%
Hess Corp., 8.125%, 2019	$1,230,000	$1,529,013
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,049,270
Petro-Canada, 5%, 2014	2,140,000	2,280,602
Petro-Canada, 6.05%, 2018	904,000	996,817
TNK-BP Finance S.A., 6.25%, 2015 (n)	713,000	741,520
TNK-BP Finance S.A., 7.25%, 2020 (n)	873,000	899,190

		$9,496,412
Financial Institutions - 1.5%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,168,740
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,268,975
General Electric Capital Corp., 6%, 2019	1,180,000	1,275,482
General Electric Capital Corp., FRN, 0.378%, 2012	2,050,000	2,016,345
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,304,800

		$12,034,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 3.3%
Anheuser-Busch InBev, 7.75%, 2019 (n)		$4,080,000	$4,910,835
Conagra Foods, Inc., 5.875%, 2014		2,240,000	2,488,049
Diageo Capital PLC, 5.125%, 2012		3,900,000	4,139,873
Dr. Pepper Snapple Group, Inc., 1.7%, 2011		2,340,000	2,348,829
Dr. Pepper Snapple Group, Inc., 2.35%, 2012		1,650,000	1,667,599
Dr. Pepper Snapple Group, Inc., 6.82%, 2018		560,000	651,271
H.J. Heinz Co., 6.625%, 2011		1,235,000	1,315,340
Kraft Foods, Inc., 6.75%, 2014		1,390,000	1,577,993
Kraft Foods, Inc., 6.125%, 2018		1,310,000	1,445,487
Miller Brewing Co., 5.5%, 2013 (n)		2,200,000	2,399,954
SABMiller PLC, 6.2%, 2011 (n)		2,800,000	2,938,810

			$25,884,040
Forest & Paper Products - 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$2,063,000	$2,078,472

Industrial - 1.2%
Duke University Taxable Bonds, “A”, 4.2%, 2014		$1,900,000	$2,023,082
Johns Hopkins University, 5.25%, 2019		4,350,000	4,605,736
Princeton University, 4.95%, 2019		2,860,000	3,062,345

			$9,691,163
Insurance - 2.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$150,000	$129,439
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	5,364,175
Metropolitan Life Global Funding, 5.125%, 2013 (n)		1,705,000	1,834,445
Metropolitan Life Global Funding, 5.125%, 2014 (n)		1,020,000	1,103,403
New York Life Global Funding, 4.65%, 2013 (n)		3,000,000	3,219,240
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,750,828
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,456,744

			$16,858,274
Insurance - Property & Casualty - 1.2%
AXIS Capital Holdings Ltd., 5.875%, 2020		$4,110,000	$4,109,716
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,134,407
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	2,872,500

			$9,116,623
International Market Quasi-Sovereign - 6.3%
Bank of Ireland, 2.75%, 2012 (n)		$1,610,000	$1,606,398
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	3,221,354
Eksportfinans A.S.A., 5.125%, 2011		$3,780,000	3,997,002
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,841,821

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Electricite de France PLC, 5.5%, 2014 (n)		$4,750,000	$5,255,253
ING Bank N.V., 3.9%, 2014 (n)		5,650,000	5,984,339
Irish Life & Permanent PLC, 3.6%, 2013 (n)		3,600,000	3,628,490
LeasePlan Corp. N.V., 3%, 2012 (n)		1,640,000	1,694,123
National Australia Bank Ltd., 2.55%, 2012 (n)		2,410,000	2,467,601
Royal Bank of Scotland PLC, FRN, 0.95%, 2012 (n)		5,254,000	5,306,766
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,406,077
Swedish Export Credit Corp., FRN, 1%, 2014		3,300,000	3,352,830
Swedish Housing Finance Corp., 3.125%, 2012 (n)		5,260,000	5,445,262
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,071,642

			$50,278,958
International Market Sovereign - 20.6%
Federal Republic of Germany, 3.75%, 2015	EUR	10,847,000	$15,617,834
Federal Republic of Germany, 4.25%, 2018	EUR	5,770,000	8,506,256
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,087,615
Government of Canada, 5.75%, 2033	CAD	358,000	441,569
Government of Japan, 1.5%, 2012	JPY	2,077,000,000	22,731,006
Government of Japan, 1.3%, 2014	JPY	978,000,000	10,810,265
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	24,902,124
Kingdom of Belgium, 5.5%, 2017	EUR	3,200,000	4,964,284
Kingdom of Spain, 5.35%, 2011	EUR	1,919,000	2,687,659
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,424,172
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,993,932
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,891,483
Republic of Austria, 4.65%, 2018	EUR	2,460,000	3,636,705
Republic of France, 5%, 2016	EUR	9,214,000	14,003,284
Republic of Ireland, 4.6%, 2016	EUR	2,179,000	2,916,751
Republic of Italy, 5.25%, 2017	EUR	11,975,000	17,930,747
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	11,197,096
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	14,831,907

			$163,574,689
Local Authorities - 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,802,935
Province of Ontario, 4.75%, 2016		6,000,000	6,500,430

			$9,303,365
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$533,796

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 6.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,000,000	$1,465,000
Banco Santander Chile, 2.875%, 2012 (n)	1,840,000	1,843,018
Bank of America Corp., 4.9%, 2013	4,300,000	4,524,069
Bank of America Corp., 7.375%, 2014	200,000	225,269
Barclays Bank PLC, 5.125%, 2020	2,760,000	2,759,879
Commonwealth Bank of Australia, 5%, 2019 (n)	2,560,000	2,615,805
Credit Suisse New York, 5.5%, 2014	2,330,000	2,552,909
Goldman Sachs Group, Inc., 6%, 2014	2,490,000	2,678,555
Goldman Sachs Group, Inc., 7.5%, 2019	1,427,000	1,584,407
JPMorgan Chase & Co., FRN, 0.901%, 2013	2,800,000	2,807,602
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,389,775
Macquarie Group Ltd., 6%, 2020 (n)	3,361,000	3,432,196
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,369,830
Morgan Stanley, 6.75%, 2011	1,800,000	1,883,916
Morgan Stanley, 6%, 2014	2,330,000	2,506,428
Morgan Stanley, 6.625%, 2018	1,532,000	1,624,300
Morgan Stanley, 5.625%, 2019	640,000	631,213
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,437,730
Standard Chartered PLC, 3.85%, 2015 (z)	2,320,000	2,331,370
Wells Fargo & Co., 3.75%, 2014	2,900,000	2,957,539
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,255,450

		$47,876,260
Medical & Health Technology & Services - 0.4%
Hospira, Inc., 5.55%, 2012	$1,590,000	$1,703,284
Hospira, Inc., 6.05%, 2017	1,060,000	1,162,783

		$2,866,067
Metals & Mining - 1.4%
International Steel Group, Inc., 6.5%, 2014	$2,070,000	$2,276,534
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,690,000	4,077,221
Southern Copper Corp., 5.375%, 2020	496,000	499,938
Southern Copper Corp., 6.75%, 2040	1,642,000	1,655,013
Vale Overseas Ltd., 6.875%, 2039	2,642,000	2,772,026

		$11,280,732
Mortgage Backed - 10.1%
Fannie Mae, 4.56%, 2010	$1,342,369	$1,366,078
Fannie Mae, 6.022%, 2010 (f)	6,800,000	6,975,962
Fannie Mae, 4.755%, 2011	4,373,333	4,462,361
Fannie Mae, 4.845%, 2013	1,957,493	2,092,753
Fannie Mae, 4.609%, 2014	2,839,710	3,028,379
Fannie Mae, 4.841%, 2014	3,259,902	3,493,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 5.412%, 2014	$1,874,882	$2,047,054
Fannie Mae, 4.62%, 2015	920,048	980,551
Fannie Mae, 4.921%, 2015	1,845,793	1,989,313
Fannie Mae, 4%, 2016	970,693	986,106
Fannie Mae, 5.395%, 2016	1,328,049	1,459,222
Fannie Mae, 5.424%, 2016	2,349,350	2,586,849
Fannie Mae, 6%, 2016 - 2029	2,405,070	2,489,937
Fannie Mae, 5.5%, 2017 - 2025	5,696,032	6,094,888
Fannie Mae, 4.5%, 2019	5,504,356	5,801,016
Fannie Mae, 5%, 2019 - 2025	1,889,471	1,962,379
Fannie Mae, 6.5%, 2031	3,743,990	4,160,129
Freddie Mac, 5.5%, 2017 - 2026	7,337,115	7,832,422
Freddie Mac, 6%, 2017 - 2034	1,321,835	1,428,702
Freddie Mac, 5%, 2019 - 2025	5,377,935	5,667,012
Freddie Mac, 4%, 2024	31,584	31,585
Ginnie Mae, 6%, 2033 - 2036	3,375,550	3,646,631
Ginnie Mae, 5.612%, 2058	4,566,170	4,954,956
Ginnie Mae, 6.357%, 2058	4,432,541	4,872,679

		$80,410,335
Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$406,756
Enterprise Products Partners LP, 4.95%, 2010	2,214,000	2,219,407

		$2,626,163
Network & Telecom - 2.1%
AT&T, Inc., 4.95%, 2013	$2,700,000	$2,912,350
British Telecommunications PLC, 5.15%, 2013	943,000	1,004,413
France Telecom S.A., 7.75%, 2011	2,330,000	2,461,487
SBC Communications, Inc., 5.875%, 2012	2,390,000	2,571,879
Telecom Italia Capital, 4.875%, 2010	3,000,000	3,043,764
Telefonica S.A., 5.877%, 2019	2,940,000	3,125,496
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,339,712

		$16,459,101
Oil Services - 0.5%
Smith International, Inc., 9.75%, 2019	$2,960,000	$4,022,566

Other Banks & Diversified Financials - 5.3%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,562,399
Banco Santander (Brasil) S.A., 4.5%, 2015 (n)	2,108,000	2,044,760
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	3,605,000	3,618,519
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	2,930,000	2,977,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 8.8%, 2019	$2,470,000	$3,028,830
Citigroup, Inc., 5.5%, 2013	6,500,000	6,864,123
Eurohypo AG, 5.125%, 2016	3,140,000	3,307,525
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	3,073,334
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (z)	2,083,000	2,113,714
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	3,924,661
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,259,989
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,840,000
VTB Capital S.A., 6.465%, 2015 (n)	3,045,000	3,083,062

		$41,697,940
Pharmaceuticals - 0.8%
Pfizer, Inc., 6.2%, 2019	$2,490,000	$2,839,332
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,588,186

		$6,427,518
Pollution Control - 0.8%
Allied Waste North America, Inc., 7.125%, 2016	$3,400,000	$3,710,250
Republic Services, Inc., 5.25%, 2021 (n)	2,620,000	2,667,391

		$6,377,641
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$438,748

Real Estate - 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$690,000	$779,169
Simon Property Group, Inc., REIT, 6.75%, 2014	603,000	673,858
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,565,443

		$4,018,470
Retailers - 1.4%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,968,427
Macy’s, Inc., 8.875%, 2015	2,670,000	3,063,825
Staples, Inc., 9.75%, 2014	2,330,000	2,854,029
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,555,810

		$11,442,091
Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$324,229

Supranational - 1.8%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,964,354
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,565,476
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	3,251,874

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - continued
Eurasian Development Bank, 7.375%, 2014 (n)	$689,000	$740,675

		$14,522,379
Telecommunications - Wireless - 1.7%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$2,934,000	$3,118,892
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	1,006,000	1,053,785
Rogers Communications, Inc., 6.8%, 2018	4,950,000	5,706,578
Vodafone Group PLC, 5%, 2013	3,000,000	3,247,923

		$13,127,178
Tobacco - 2.0%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,173,656
B.A.T. International Finance PLC, 8.125%, 2013 (z)	2,250,000	2,651,519
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,412,420
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,377,326
Philip Morris International, Inc., 4.875%, 2013	4,620,000	4,991,725
Reynolds American, Inc., FRN, 0.957%, 2011	2,000,000	1,992,184

		$15,598,830
U.S. Government Agencies and Equivalents - 3.3%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,249,564
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,408,427
Small Business Administration, 6.35%, 2021	1,620,924	1,759,332
Small Business Administration, 6.34%, 2021	1,372,851	1,489,202
Small Business Administration, 6.44%, 2021	1,219,423	1,325,765
Small Business Administration, 6.625%, 2021	1,519,469	1,658,227
Small Business Administration, 5.34%, 2021	3,514,603	3,746,538
Small Business Administration, 4.93%, 2024	1,571,766	1,665,039
Small Business Administration, 5.36%, 2025	1,965,046	2,119,181
Small Business Administration, 5.39%, 2025	1,436,232	1,547,015

		$25,968,290
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bonds, 10.625%, 2015	$30,000	$42,075

Utilities - Electric Power - 5.0%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$2,797,426
Colbun S.A., 6%, 2020 (n)	2,388,000	2,420,888
Dubai Electricity & Water Authority, 8.5%, 2015 (z)	1,331,000	1,371,918
Duke Energy Corp., 5.65%, 2013	1,800,000	1,974,938
Duke Energy Corp., 3.35%, 2015	3,280,000	3,296,026
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,480,805
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,245,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Enel Finance International S.A., 6.25%, 2017 (n)	$2,240,000	$2,404,660
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,384,122
Firstenergy Solutions Corp., 6.05%, 2021	1,861,000	1,884,931
Georgia Power Co., 6%, 2013	1,350,000	1,524,332
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,006,706
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,624,176
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,555,475

		$39,971,510
Utilities - Gas - 0.5%
Keyspan Corp., 7.625%, 2010	$3,880,000	$4,019,699
Total Bonds (Identified Cost, $738,673,369)		$782,059,968

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	303	$303
Total Investments (Identified Cost, $738,673,672)		$782,060,271

Other Assets, Less Liabilities - 1.4%		10,747,791
Net Assets - 100.0%		$792,808,062

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $179,438,309, representing 22.6% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A” CDO, FRN, 0.62%, 2019	1/28/10	$946,817	$944,938
B.A.T. International Finance PLC, 8.125%, 2013	3/17/10	2,648,998	2,651,519
Compagnie de Financement Foncier, 2.125%, 2013	4/15/10	1,597,572	1,610,829
Dubai Electricity & Water Authority, 8.5%, 2015	4/15/10	1,331,000	1,371,918

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 3.388%, 2023	1/18/02	$366,833	$346,649
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020	4/15/10	2,083,000	2,113,714
KazMunaiGaz Finance B.V., 7%, 2020	4/28/10	286,870	297,110
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,000,000	1,991,699
Standard Chartered PLC, 3.85%, 2015	4/21/10	2,318,634	2,331,370
Total Restricted Securities			$13,659,746
% of Net Assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	HSBC Bank	185,041	6/14/10	$251,298	$246,407	$4,891
SELL	EUR	JPMorgan Chase Bank N.A.	39,473,186	6/14/10	53,953,134	52,563,965	1,389,169
SELL	EUR	UBS AG	13,900,210	6/14/10	18,993,594	18,510,037	483,557
SELL	JPY	JPMorgan Chase Bank N.A.	5,585,608,392	7/12/10	59,884,516	59,501,563	382,953
SELL	SEK	Credit Suisse Group	9,536,157	7/12/10	1,320,158	1,316,939	3,219

							$2,263,789

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/10 – continued

Forward Foreign Currency Exchange Contracts at 4/30/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	HSBC Bank	5,715,234	5/10/10	$5,564,979	$5,626,450	$(61,471)
SELL	GBP	Barclays Bank PLC	7,746,739	7/12/10	11,819,277	11,849,667	(30,390)
SELL	GBP	Deutsche Bank AG	7,746,739	7/12/10	11,819,354	11,849,667	(30,313)

							$(122,174)

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	60	$7,074,375	Jun-10	$74,321

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	15	$3,263,672	Jun-10	$(7,318)
U.S. Treasury Note 5 yr (Short)	USD	27	3,128,203	Jun-10	(13,805)

					$(21,123)

Swap Agreements at 4/30/10

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD 3,960,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$85,248

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, a A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $7,992.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $738,673,369)	$782,059,968
Underlying funds, at cost and value	303
Total investments, at value (identified cost, $738,673,672)		$782,060,271
Receivables for
Forward foreign currency exchange contracts	2,263,789
Daily variation margin on open futures contracts	16,453
Investments sold	2,686,399
Interest	9,549,780
Swaps, at value (net unamortized premiums received, $7,992)	85,248
Other assets	86,924
Total assets		$796,748,864
Liabilities
Payable to custodian	$2,703,523
Payables for
Distributions	376,196
Forward foreign currency exchange contracts	122,174
Investments purchased	286,870
Payable to affiliates
Investment adviser	24,852
Transfer agent and dividend disbursing costs	6,425
Administrative services fee	640
Payable for independent Trustees’ compensation	218,892
Accrued expenses and other liabilities	201,230
Total liabilities		$3,940,802
Net assets		$792,808,062
Net assets consist of
Paid-in capital	$835,051,190
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	45,597,337
Accumulated net realized gain (loss) on investments and foreign currency transactions	(50,245,154)
Accumulated distributions in excess of net investment income	(37,595,311)
Net assets		$792,808,062
Shares of beneficial interest outstanding		116,661,361
Net asset value per share (net assets of $792,808,062 / 116,661,361 shares of beneficial interest outstanding)		$6.80

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$18,149,254
Dividends from underlying funds	2,923
Foreign taxes withheld	(11,216)
Total investment income		$18,140,961
Expenses
Management fee	$2,350,799
Transfer agent and dividend disbursing costs	82,727
Administrative services fee	61,565
Independent Trustees’ compensation	88,272
Stock exchange fee	51,685
Custodian fee	80,785
Shareholder communications	162,557
Auditing fees	32,878
Legal fees	34,131
Miscellaneous	37,989
Total expenses		$2,983,388
Fees paid indirectly	(76)
Reduction of expenses by investment adviser	(1,738)
Net expenses		$2,981,574
Net investment income		$15,159,387
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$4,841,148
Futures contracts	110,769
Swap transactions	(4,718)
Foreign currency transactions	8,367,381
Net realized gain (loss) on investments and foreign currency transactions		$13,314,580
Change in unrealized appreciation (depreciation)
Investments	$(6,686,710)
Futures contracts	(38,649)
Swap transactions	58,781
Translation of assets and liabilities in foreign currencies	2,911,903
Net unrealized gain (loss) on investments and foreign currency translation		$(3,754,675)
Net realized and unrealized gain (loss) on investments and foreign currency		$9,559,905
Change in net assets from operations		$24,719,292

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/10	Year ended 10/31/09
Change in net assets	(unaudited)
From operations
Net investment income	$15,159,387	$30,389,051
Net realized gain (loss) on investments and foreign currency transactions	13,314,580	3,073,898
Net unrealized gain (loss) on investments and foreign currency translation	(3,754,675)	70,339,854
Change in net assets from operations	$24,719,292	$103,802,803
Distributions declared to shareholders
From net investment income	$(15,160,085)	$(35,147,487)
From tax return of capital	—	(30,976,655)
From other sources	(18,682,732)	—
Total distributions declared to shareholders	$(33,842,817)	$(66,124,142)
Change in net assets from fund share transactions	$711,721	$305,149
Total change in net assets	$(8,411,804)	$37,983,810
Net assets
At beginning of period	801,219,866	763,236,056
At end of period (including accumulated distributions in excess of net investment income of $37,595,311 and $18,911,881, respectively)	$792,808,062	$801,219,866

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
			2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.87		$6.55	$6.97	$6.97	$7.04	$7.32
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.26	$0.28	$0.28	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		0.63	(0.14)	0.03	(0.02)	(0.23)
Total from investment operations	$0.22		$0.89	$0.12	$0.31	$0.26	$0.06
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.45)	$(0.30)	$(0.32)	$(0.36)
From tax return of capital	—		(0.27)	(0.09)	(0.01)	(0.03)	—
From other sources	(0.16)		—	—	—	—	—
Total distributions declared to shareholders	$(0.29)		$(0.57)	$(0.54)	$(0.31)	$(0.35)	$(0.36)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$0.02	$0.02
Net asset value, end of period	$6.80		$6.87	$6.55	$6.97	$6.97	$7.04
Per share market value, end of period	$6.62		$6.64	$5.92	$6.24	$6.12	$6.29
Total return at market value (%)	4.06	(n)	22.45	3.45	7.15	2.88	0.85
Total return at net asset value (%) (j)(r)(s)	3.31	(n)	14.51	2.48	5.09	4.69	1.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.79	0.82	0.75	0.78	0.84
Expenses after expense reductions (f)	0.76	(a)	0.79	0.82	0.75	0.78	0.84
Net investment income	3.85	(a)	3.89	3.73	3.99	3.98	4.01
Portfolio turnover	18		50	57	49	45	58
Net assets at end of period (000 omitted)	$792,808		$801,220	$763,236	$812,210	$811,945	$845,034
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are

Notes to Financial Statements (unaudited) – continued

primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair

Notes to Financial Statements (unaudited) – continued

valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$26,010,365	—	$26,010,365
Non-U.S. Sovereign Debt	—	269,676,462	—	269,676,462
Corporate Bonds	—	239,521,496	—	239,521,496
Residential Mortgage-Backed Securities	—	80,891,357	—	80,891,357
Commercial Mortgage-Backed Securities	—	16,159,521	—	16,159,521
Asset-Backed Securities (including CDOs)	—	4,361,615	—	4,361,615
Foreign Bonds	—	145,439,152	—	145,439,152
Mutual Funds	303	—	—	303
Total Investments	$303	$782,059,968	$—	$782,060,271

Other Financial Instruments
Futures	$53,198	$—	$—	$53,198
Swaps	—	85,248	—	85,248
Forward Currency Contracts	—	2,141,615	—	2,141,615

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The provisions of FASB Accounting Standard Codification 815, derivatives and hedging (“ASC 815”) requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$74,321	$(21,123)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	2,263,789	(122,174)
Credit Contracts	Credit Default Swaps	85,248	—
Total		$2,423,358	$(143,297)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate Contracts	$110,769	$—	$—
Foreign Exchange Contracts	—	—	8,404,119
Credit Contracts	—	(4,718)	—
Total	$110,769	$(4,718)	$8,404,119

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$(38,649)	$—	$—
Foreign Exchange Contracts	—	—	3,054,096
Credit Contracts	—	58,781	—
Total	$(38,649)	$58,781	$3,054,096

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives

Notes to Financial Statements (unaudited) – continued

Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily

Notes to Financial Statements (unaudited) – continued

change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of April 30, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal years is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$35,147,487
Tax return of capital (b)	30,976,655
Total distributions	$66,124,142

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$742,628,698
Gross appreciation	47,788,115
Gross depreciation	(8,356,542)
Net unrealized appreciation (depreciation)	$39,431,573

As of 10/31/09
Capital loss carryforwards	(58,102,143)
Other temporary differences	(21,530,390)
Net unrealized appreciation (depreciation)	46,512,930

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/12	$(12,773,915)
10/31/13	(4,450,744)
10/31/14	(19,143,361)
10/31/15	(4,950,649)
10/31/16	(16,783,474)
$(58,102,143)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such an agreement will continue at least until October 31, 2010. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an

Notes to Financial Statements (unaudited) – continued

agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2010, these fees paid to MFSC amounted to $29,693. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2010, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $3,523 and the Retirement Deferral plan resulted in an expense of $18,663. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $189,854 at April 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt

Notes to Financial Statements (unaudited) – continued

of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $11,239 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,053 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,738, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$137,950	$22,587,537
Investments (non-U.S. Government securities)	$139,675,078	$131,789,531

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2010 and year ended October 31, 2009, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	104,589	$711,721	44,353	$305,149

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $6,667 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	753	87,630,046	(87,630,496)	303

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,923	$303

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2010, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2010. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2009, and the financial highlights for each of the five years in the period ended October 31, 2009, and in our report dated December 17, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/09-11/30/09	0	N/A	0	11,651,242
12/01/09-12/31/09	0	N/A	0	11,651,242
1/01/10-1/31/10	0	N/A	0	11,651,242
2/01/10-2/28/10	0	N/A	0	11,651,242
3/01/10-3/31/10	0	N/A	0	11,655,677
4/01/10-4/30/10	0	N/A	0	11,655,677
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 11,655,677.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.